Derivative Financial Instruments - Disclosure of Derivative Financial Assets and Liabilities (Details) R in Millions	12 Months Ended
	Jun. 30, 2019 ZAR (R)	Jun. 30, 2018 ZAR (R)	Jun. 30, 2017 ZAR (R)
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets	R 506	R 623
Non-current	197	84
Current	309	539
Derivative financial liabilities	(442)	(215)
Non-current	(172)	(10)
Current	(270)	(205)
Net derivative financial instruments	64	408
Unamortised day one net loss included above	41	11
Realised gains included in revenue	453	1,197	R 728
Unrealised gains/(losses) included in other reserves	(214)	413	1,143
Gains/(losses) included in gains on derivatives	516	136	1,103
Hedge ineffectiveness			16
Day one loss amortisation	(32)	(37)	(94)
Total gains on derivatives	484	99	1,025
Hedge effectiveness
Cumulative changes in the fair value of the hedging instrument used as the basis for recognising hedge ineffectiveness	239
Cumulative changes in the fair value of the hedged item used as the basis for recognising hedge ineffectiveness.	(239)
Rand gold hedging contracts
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets	45	482
Non-current	23	70
Current	22	412
Derivative financial liabilities	(383)	(12)
Non-current	(158)	(10)
Current	(225)	(2)
Net derivative financial instruments	(338)	470
Unamortised day one net loss included above	36	11
Realised gains included in revenue	453	1,197	728
Unrealised gains/(losses) included in other reserves	(165)	413
Gains/(losses) included in gains on derivatives	(51)	(12)	0
Hedge ineffectiveness			16
Day one loss amortisation	(31)	(37)	(94)
Total gains on derivatives	(82)	(49)	(78)
Hedge effectiveness
Cumulative changes in the fair value of the hedging instrument used as the basis for recognising hedge ineffectiveness	288
Cumulative changes in the fair value of the hedged item used as the basis for recognising hedge ineffectiveness.	(288)
US$ commodity contracts
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets	5	74
Non-current	1	11
Current	4	63
Derivative financial liabilities	(57)	0
Non-current	(14)	0
Current	(43)	0
Net derivative financial instruments	(52)	74
Unamortised day one net loss included above	5	0
Realised gains included in revenue	0	0	0
Unrealised gains/(losses) included in other reserves	(49)	0
Gains/(losses) included in gains on derivatives	13	35	20
Hedge ineffectiveness			0
Day one loss amortisation	(1)	0	0
Total gains on derivatives	12	35	20
Hedge effectiveness
Cumulative changes in the fair value of the hedging instrument used as the basis for recognising hedge ineffectiveness	(49)
Cumulative changes in the fair value of the hedged item used as the basis for recognising hedge ineffectiveness.	49
Foreign exchange hedging contracts
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets	456	67
Non-current	173	3
Current	283	64
Derivative financial liabilities	(2)	(203)
Non-current	0	0
Current	(2)	(203)
Net derivative financial instruments	454	(136)
Unamortised day one net loss included above	0	0
Realised gains included in revenue	0	0	0
Unrealised gains/(losses) included in other reserves	0	0
Gains/(losses) included in gains on derivatives	554	113	1,083
Hedge ineffectiveness			0
Day one loss amortisation	0	0	0
Total gains on derivatives	554	R 113	R 1,083
Hedge effectiveness
Cumulative changes in the fair value of the hedging instrument used as the basis for recognising hedge ineffectiveness	0
Cumulative changes in the fair value of the hedged item used as the basis for recognising hedge ineffectiveness.	R 0
Designated as hedging instrument | Gold derivative contracts
Hedge effectiveness
Hedge ratio	1